Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	22,218	1,144	2,510	537	316	26,725
Customer accounts	212,491	19,021	10,965	654	89	243,220
Repurchase agreements – non-trading	36,469	2,542	1,001	859	—	40,871
Trading liabilities	42,633	—	—	—	—	42,633
Financial liabilities designated at fair value	10,719	2,074	4,977	15,915	8,266	41,951
Derivatives	195,839	83	140	509	1,309	197,880
Debt securities in issue	3,630	3,662	10,563	2,040	886	20,781
Subordinated liabilities	28	160	622	7,839	13,916	22,565
Other financial liabilities[1]	47,159	277	563	140	35	48,174
	571,186	28,963	31,341	28,493	24,817	684,800
Loan and other credit-related commitments	128,007	—	—	—	—	128,007
Financial guarantees[2]	2,876	—	—	—	—	2,876
At 31 Dec 2024	702,069	28,963	31,341	28,493	24,817	815,683

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	22,218	1,144	2,510	537	316	26,725
Customer accounts	212,491	19,021	10,965	654	89	243,220
Repurchase agreements – non-trading	36,469	2,542	1,001	859	—	40,871
Trading liabilities	42,633	—	—	—	—	42,633
Financial liabilities designated at fair value	10,719	2,074	4,977	15,915	8,266	41,951
Derivatives	195,839	83	140	509	1,309	197,880
Debt securities in issue	3,630	3,662	10,563	2,040	886	20,781
Subordinated liabilities	28	160	622	7,839	13,916	22,565
Other financial liabilities[1]	47,159	277	563	140	35	48,174
	571,186	28,963	31,341	28,493	24,817	684,800
Loan and other credit-related commitments	128,007	—	—	—	—	128,007
Financial guarantees[2]	2,876	—	—	—	—	2,876
At 31 Dec 2024	702,069	28,963	31,341	28,493	24,817	815,683

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849

Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments

Maturity analysis of financial assets and financial liabilities
	2024			2023
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	3,695	5,722	9,417	2,973	16,095	19,068
Loans and advances to banks	13,859	662	14,521	14,037	334	14,371
Loans and advances to customers	41,064	41,602	82,666	34,876	40,615	75,491
Reverse repurchase agreement – non-trading	52,190	1,422	53,612	71,676	1,818	73,494
Financial investments	10,549	41,667	52,216	7,481	38,887	46,368
Other financial assets	49,500	503	50,003	58,807	288	59,095
Assets held for sale	3,356	18,250	21,606	10,182	10,186	20,368
At 31 Dec	174,213	109,828	284,041	200,032	108,223	308,255
Liabilities
Deposits by banks	25,750	765	26,515	22,069	874	22,943
Customer accounts	241,587	716	242,303	222,215	726	222,941
Repurchase agreements – non-trading	39,627	757	40,384	51,848	1,568	53,416
Financial liabilities designated at fair value	17,563	19,880	37,443	21,163	11,382	32,545
Debt securities in issue	17,628	1,833	19,461	11,439	2,004	13,443
Other financial liabilities	49,482	285	49,767	60,549	1,372	61,921
Subordinated liabilities	155	16,753	16,908	—	14,920	14,920
Liabilities of disposal groups held for sale	4,552	18,558	23,110	17,590	3,094	20,684
At 31 Dec	396,344	59,547	455,891	406,873	35,940	442,813